Investment Securities - Schedule of Unrealized Loss on Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 711,142	$ 193,189
12 Months or Longer	309,633	558,570
Total	1,020,775	751,759
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	4,893	223
12 Months or Longer	5,921	12,852
Total	10,814	13,075
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	326,973	119,913
12 Months or Longer	195,090	388,140
Total	522,063	508,053
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	2,117	87
12 Months or Longer	3,425	8,746
Total	5,542	8,833
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	384,169	73,276
12 Months or Longer	114,543	170,430
Total	498,712	243,706
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	2,776	136
12 Months or Longer	2,496	4,106
Total	5,272	4,242
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	5,656	8,032
12 Months or Longer	7,792	2,714
Total	13,448	10,746
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	10	148
12 Months or Longer	124	12
Total	$ 134	$ 160